Accounts receivable (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Jul. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable, Net, Current [Abstract]
Allowance for doubtful accounts receivables	$ 0		$ 0	$ 0
Bad debt expense	$ 0	$ 48,000,000	$ 0	$ 0